COMMON STOCK AND WARRANTS (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of common Stock for future issuance

Plans	Number of Shares
Warrants	21,145,000
Options and RSUs under employee stock plans	8,452,376
Future grants	3,059,623
Convertible Notes	4,680,500
Total Common Stock reserved for future issuance	37,337,499

Schedule of Warrants issued and outstanding

	Legacy Airspan Warrants Outstanding
	Series D	Series D-1	Series H
Outstanding as of December 31, 2019	203,252	162,601	—
Issuance of warrants	—	—	139,428
Outstanding as of December 31, 2020	203,252	162,601	139,428
Issuance of warrants	—	—	6,503
Warrants expired	(203,252)	—	—
Conversion of warrants in Business Combination	—	(162,601)	(145,931)
Outstanding as of December 31, 2021	—	—	—

Schedule of fair value of warrant liability

	Warrant Liability
(in thousands)	Series D-1	Series H	Total
As of December 31, 2019	$764	$—	$764
Fair value of warrants at issuance	—	3,523	3,523
Increase in fair value	3,345	—	3,345
As of December 31, 2020	$4,109	$3,523	$7,632
Fair value of warrants at issuance	–	142	142
Increase in fair value	2,054	463	2,517
Conversion of warrants in Business Combination	(6,163)	(4,128)	(10,291)
As of December 31, 2021	$–	$–	$–